Significant Accounting Policies - Narrative (Detail) $ / shares in Units, $ in Thousands			3 Months Ended												12 Months Ended
	Feb. 12, 2019 $ / shares	Jan. 30, 2019 USD ($)	Nov. 25, 2018 USD ($) Region $ / shares	Aug. 26, 2018 USD ($)	May 27, 2018 USD ($)	Feb. 25, 2018 USD ($)	Nov. 26, 2017 USD ($) $ / shares	Aug. 27, 2017 USD ($)	May 28, 2017 USD ($)	Feb. 26, 2017 USD ($)	Nov. 27, 2016	Aug. 28, 2016	May 29, 2016	Feb. 28, 2016	Nov. 25, 2018 USD ($) Region $ / shares	Nov. 26, 2017 USD ($) $ / shares	Nov. 27, 2016 USD ($)
Significant Of Accounting Policies [Line Items]
Number of geographical regions | Region			3												3
Number of weeks in a year															364 days	364 days	364 days
Number of weeks in a quarter			91 days	91 days	91 days	91 days	91 days	91 days	91 days	91 days	91 days	91 days	91 days	91 days
Common stock, par value per share | $ / shares			$ 0.001				$ 0.001								$ 0.001	$ 0.001
Selling, general and administrative expenses			$ 719,584	$ 582,953	$ 594,353	$ 564,025	$ 633,297	$ 510,309	$ 495,741	$ 456,213					$ 2,460,915	$ 2,095,560	$ 1,866,805
Net income			$ 97,098	$ 130,124	$ 74,932	$ (19,012)	$ 115,752	87,992	$ 17,516	$ 60,143					283,142	281,403	291,052
Advertising expense															400,300	323,300	284,000
Distribution costs															$ 208,800	173,400	$ 168,300
Levi Strauss Japan K.K. [Member]
Significant Of Accounting Policies [Line Items]
Minority interest (percent)			16.40%												16.40%
Restatement Adjustment [Member] | Recognition of Stock-based Compensation Expense [Member]
Significant Of Accounting Policies [Line Items]
Selling, general and administrative expenses								9,500								8,300
Net income								$ (5,800)								$ (5,100)
Earnings per share basic and diluted | $ / shares																$ (0.01)
Pro Forma [Member]
Significant Of Accounting Policies [Line Items]
Cash dividends declared			$ 110,000												$ 110,000
Expected to be paid in the first quarter of 2019 [Member] | Pro Forma [Member]
Significant Of Accounting Policies [Line Items]
Cash dividends declared			55,000												$ 55,000
Cash dividends declared, date of record															Feb. 08, 2019
Expected to be paid in the fourth quarter of 2019 [Member] | Pro Forma [Member]
Significant Of Accounting Policies [Line Items]
Cash dividends declared			$ 55,000												$ 55,000
Cash dividends declared, date of record															Oct. 05, 2019
Subsequent Event [Member]
Significant Of Accounting Policies [Line Items]
Stockholders equity note stock split conversion ratio	10
Common stock, par value per share | $ / shares	$ 0.01
Subsequent Event [Member] | Expected to be paid in the first quarter of 2019 [Member]
Significant Of Accounting Policies [Line Items]
Cash dividends declared		$ 55,000
Cash dividends declared, date of record		Feb. 08, 2019
Subsequent Event [Member] | Expected to be paid in the fourth quarter of 2019 [Member]
Significant Of Accounting Policies [Line Items]
Cash dividends declared		$ 55,000
Cash dividends declared, date of record		Oct. 05, 2019
Subsequent Event [Member] | After Stock Split [Member]
Significant Of Accounting Policies [Line Items]
Common stock, par value per share | $ / shares	$ 0.001